SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of properties and equipment, net	Table 1
Schedule of estimated economic lives of acquired intangible assets with definite lives	Table 2
Total revenues
Concentration of credit risk
Schedule of customers accounting for 10% or more	Table 3
Accounts receivable
Concentration of credit risk
Schedule of customers accounting for 10% or more	Table 4